INCOME TAXES (RESTATED)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 5 - INCOME TAXES (RESTATED)

No provision for federal income taxes has been recognized for the years ended December 31, 2013 and 2012, as the Company incurred a net operating loss for income tax.

The Company has tax losses that may be applied against future taxable income. The potential tax benefits arising from these losses carryforwards, which expire beginning the year 2028, are offset by a valuation allowance due to the uncertainty of profitable operations in the future. During the period from March 24, 2008 (inception) to December 31, 2013, the Company had operating losses of $1,441,395. The statutory tax rate for fiscal years 2013 and 2012 is 35%.

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets at December 31, 2013 and 2012 are presented below:

	Year Ended December 31,
	2013	2012
Net operating losses carryforwards	$318,700	$69,000
Less: valuation allowance	(318,700)	(69,000)
Deferred tax assets, net	$-	$-